Note 29 - Cash Flow Disclosures - Cash Flow Disclosures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash Flow [Abstract]
Inventories	[1]	$ (1,329,865)	$ (1,085,024)	$ 818,913
Receivables and prepayments and current tax assets	[1]	(155,449)	(79,912)	67,610
Trade receivables	[1]	(1,208,278)	(356,069)	414,826
Other liabilities	[1]	57,389	4,892	(36,000)
Customer advances	[1]	151,066	44,661	(29,253)
Trade payables	[1]	353,892	399,988	(180,807)
Increase (decrease) in working capital	[1],[2]	(2,131,245)	(1,071,464)	1,055,289
Income tax accruals less payments
Tax accrued		617,236	189,448	23,150
Taxes paid		(359,585)	(153,846)	(140,364)
Adjustments for income tax expense		257,651	35,602	(117,214)
Interest accruals less payments, net
Interest accrued		(34,080)	(14,371)	8,627
Interest received		68,335	24,567	19,613
Interest paid		(32,775)	(21,559)	(28,778)
Interest income (expense)		$ 1,480	$ (11,363)	$ (538)

[1]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.
[2]	Changes in working capital do not include non-cash movements due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar for an amount of $4.2 million for 2022, $25.6 million for 2021 and $3.8 million for 2020.